Stockholders' Deficit (Details Narrative) (10-K) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants to acquire shares of common stock			8,012,684
Number of shares issued for services		9,364
Number of shares issued, value				$ 6,207,502
Number of shares issued for services, value		$ 21,000
Market value of stock	$ 0.00				$ 0.00
Risk-free rate					0.49%
Volatility factor					109.00%
Dividend yield					0.00%
Warrant exercise price						$ 4.38
Warrants expiry date, description					Expiring between July 27, 2020 to June 30, 2025
Outstanding warrants				100,870		2,675,602
Series A Preferred Stock [Member]
Preferred stock, shares issued	1,520,937				1,520,937	1,520,937
Preferred stock, shares outstanding	1,520,937				1,520,937	1,520,937
Preferred stock conversion price	$ 0.267				$ 0.267
Series B Preferred Stock [Member]
Preferred stock, shares issued	129,267				129,267	129,267
Preferred stock, shares outstanding	129,267				129,267	129,267
Preferred stock conversion price	$ 1.335				$ 1.335
Preferred stock, conversion description					The Company has 129,267 shares of Series B Preferred Stock issued and outstanding with a purchase price and conversion price of $1.335 per share with anti-dilution protection of 50% of the subsequent round price if a subsequent round is priced at or below $2.67 per share and a floor of $0.534 per share to limit the anti-dilution protection.
Series C Preferred Stock [Member]
Preferred stock, shares issued	66,575				66,575	66,575
Preferred stock, shares outstanding	66,575				66,575	66,575
Preferred stock conversion price	$ 2.67				$ 2.67
Preferred stock, conversion description					The Company has 66,575 shares of Series C Preferred Stock issued and outstanding with a purchase price and conversion price of $2.67 per share with anti-dilution protection of 66.7% of the subsequent round price if a subsequent round is priced at or below $4.005 per share and a floor of $0.801 per share to limit the anti-dilution protection.
Series D Preferred Stock [Member]
Number of shares issued					18,727
Preferred stock, shares issued	263,586				263,586	263,586
Preferred stock, shares outstanding	263,586				263,586	263,586
Preferred stock conversion price	$ 5.34				$ 5.34
Preferred stock, conversion description					The Company has 263,586 shares of Series D Preferred Stock issued and outstanding with a purchase price and conversion price of $5.34 per share with anti-dilution protection of 80% of the subsequent round price if a subsequent round is priced at or below $6.675 per share and a floor of $0.801 per share to limit the anti-dilution protection.
Warrant [Member]
Warrants to acquire shares of common stock			2,675,602
Number of shares issued for exchange of warrants			2,675,602
Market value of stock	$ 0.00				$ 0.00
Risk-free rate					0.49%
Volatility factor					109.00%
Dividend yield					0.00%
Warrant exercise price			$ 0	$ 7.1875 [1]
Outstanding warrants				100,870
Lock-up/Leak-out Agreement [Member]
Number of shares issued			908,242
Related party payables			$ 12,000,000
Warrants to acquire shares of common stock			2,675,602
Number of shares issued for exchange of warrants			8,012,684
Number of shares issued for services			155,433
Number of shares issued, value			$ 2,037,000
Number of shares granted	$ 908,242
Number of shares vested	77,571
Number of shares vested, value	$ 173,943
Number of unvested shares outstanding	830,671				830,671
Unrecognized value of shares	$ 1,863,057				$ 1,863,057
2019 Equity Incentive Plan [Member]
Number of shares reserved for future issuance			1,498,128
Related Party Payables [Member]
Number of shares issued					8,255,052

[1]	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.